employee future benefits - Defined benefit pension plans - summary (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Other comprehensive income
Discount rate used to determine defined benefit obligations	4.75%		4.75%		4.65%
Total	$ (36)	$ (22)	$ (35)	$ (69)
Effect of asset ceiling
Other comprehensive income
Changes in the effect of limiting net defined benefit plan assets to the asset ceiling			1,359		$ 1,227
Pension plans | Pension plan | Plan assets
Employee benefits expense
Employees' contributions	5	5	9	9
Administrative fees	(1)	(1)	(2)	(2)
Total	4	4	7	7
Financing costs
Notional income on plan assets and interest on defined benefit obligations accrued	108	105	215	210
Interest effect on asset ceiling limit	(15)	(11)	(29)	(21)
Total	93	94	186	189
Other comprehensive income
Plan assets - Difference between actual results and estimated plan assumptions	(15)	(3)	38	(5)
Changes in the effect of limiting net defined benefit plan assets to the asset ceiling	(99)	(67)	(103)	(253)
Total	(114)	(70)	(65)	(258)
AMOUNTS INCLUDED IN OPERATING ACTIVITIES CASH FLOWS
Employer contributions			10	14
BENEFITS PAID BY PLANS			(234)	(234)
PLAN ACCOUNT BALANCES
Change in period			(96)	(282)
Balance at beginning of period			8,262	8,352	8,352
Balance at end of period	8,166	8,070	8,166	8,070	8,262
Pension plans | Pension plan | Plan assets | Pension plans that have plan assets in excess of defined benefit obligations accrued
PLAN ACCOUNT BALANCES
Balance at end of period	8,157	8,061	8,157	8,061
Pension plans | Pension plan | Plan assets | Pension plans that have defined benefit obligations accrued in excess of plan assets
PLAN ACCOUNT BALANCES
Balance at end of period	9	9	9	9
Pension plans | Pension plan | Plan assets | Pension plans that have defined benefit obligations accrued in excess of plan assets - Funded
PLAN ACCOUNT BALANCES
Balance at end of period	9	9	9	9
Pension plans | Pension plan | Defined benefit obligation accrued
Employee benefits expense
Benefits earned for current service	(18)	(20)	(36)	(40)
Benefits earned for past service		(1)		(1)
Total	(18)	(21)	(36)	(41)
Financing costs
Notional income on plan assets and interest on defined benefit obligations accrued	(96)	(96)	(192)	(193)
Total	(96)	(96)	(192)	(193)
Other comprehensive income
Changes in plan financial assumptions	150	92	100	327
Total	150	92	100	327
AMOUNTS INCLUDED IN OPERATING ACTIVITIES CASH FLOWS
BENEFITS PAID BY PLANS			234	234
PLAN ACCOUNT BALANCES
Change in period			106	327
Balance at beginning of period			(8,452)	(8,489)	(8,489)
Balance at end of period	(8,346)	(8,162)	(8,346)	(8,162)	(8,452)
Pension plans | Pension plan | Defined benefit obligation accrued | Pension plans that have plan assets in excess of defined benefit obligations accrued
PLAN ACCOUNT BALANCES
Balance at end of period	(7,896)	(7,740)	(7,896)	(7,740)
Pension plans | Pension plan | Defined benefit obligation accrued | Pension plans that have defined benefit obligations accrued in excess of plan assets
PLAN ACCOUNT BALANCES
Balance at end of period	(450)	(422)	(450)	(422)
Pension plans | Pension plan | Defined benefit obligation accrued | Pension plans that have defined benefit obligations accrued in excess of plan assets - Funded
PLAN ACCOUNT BALANCES
Balance at end of period	(226)	(210)	(226)	(210)
Pension plans | Pension plan | Defined benefit obligation accrued | Pension plans that have defined benefit obligations accrued in excess of plan assets - Unfunded
PLAN ACCOUNT BALANCES
Balance at end of period	(224)	(212)	(224)	(212)
Pension plans | Pension plan | Net
Employee benefits expense
Total	(14)	(17)	(29)	(34)
Financing costs
Total	(3)	(2)	(6)	(4)
DEFINED BENEFIT (COST) INCLUDED IN NET INCOME (LOSS)	(17)	(19)	(35)	(38)
Other comprehensive income
Total	36	22	35	69
DEFINED BENEFIT (COST) INCLUDED IN COMPREHENSIVE INCOME (LOSS)	19	3		31
AMOUNTS INCLUDED IN OPERATING ACTIVITIES CASH FLOWS
Employer contributions			10	14
PLAN ACCOUNT BALANCES
Change in period			10	45
Balance at beginning of period			(190)	(137)	(137)
Balance at end of period	(180)	(92)	(180)	(92)	$ (190)
Pension plans | Pension plan | Net | Pension plans that have plan assets in excess of defined benefit obligations accrued
PLAN ACCOUNT BALANCES
Balance at end of period	261	321	261	321
Pension plans | Pension plan | Net | Pension plans that have defined benefit obligations accrued in excess of plan assets
PLAN ACCOUNT BALANCES
Balance at end of period	(441)	(413)	(441)	(413)
Pension plans | Pension plan | Net | Pension plans that have defined benefit obligations accrued in excess of plan assets - Funded
PLAN ACCOUNT BALANCES
Balance at end of period	(217)	(201)	(217)	(201)
Pension plans | Pension plan | Net | Pension plans that have defined benefit obligations accrued in excess of plan assets - Unfunded
PLAN ACCOUNT BALANCES
Balance at end of period	$ (224)	$ (212)	$ (224)	$ (212)